COMMITMENTS AND CONTINGENCIES (Details Narrative)		1 Months Ended		3 Months Ended
	Jul. 10, 2020 USD ($) shares	Jul. 26, 2021 USD ($) ft²	Apr. 30, 2018 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 24, 2021 USD ($)	Mar. 02, 2021 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Area of Lease | ft²		40,000
Operating lease right of use asset				$ 4,612,830	$ 4,689,931	$ 4,925,765	$ 4,980,104
Operating lease liability				5,231,704	5,239,812		4,980,104
Rentable Space | ft²		30,000
Security Deposit payment		$ 600,000
Accrued Liabilities, Current				367,652	453,023	$ 618,093
Operating lease right of use assets							$ 4,980,104
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Annual salary			$ 249,260
Annual Car allowance			$ 18,000
Percentage of gross revenue			1.00%
Compensation to be paid in addition to base salary in separation payments	$ 75,000			75,000
One-time charge which will be amortized in equal amounts over the 36-month term of the separation agreement	747,788			747,788
Lump sum payment owed under separation agreement								$ 124,631
Accrued Liabilities, Current				114,275	$ 228,673
Current life insurance	$ 1,200			1,200
Unvested options amount | shares	50,358
Value of unvested options exercisable	$ 95,127
Legal Fees	$ 17,000			$ 400